Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Receivables

		UNITED STATES DOLLAR
		2020	2019
20.1	TRADE AND OTHER RECEIVABLES
	Trade receivables - gold sales and copper concentrate	40.7	23.6
	Trade receivables - other	9.1	18.1
	Receivables due from the sale of Tarkwa mining fleet 1	—	26.5
	Deposits	0.1	0.1
	Payroll receivables	5.3	2.4
	Prepayments	106.4	42.5
	Value Added Tax and import duties	74.3	16.0
	Diesel rebate	0.9	0.9
	Other	3.3	5.9

	Trade and other receivables	240.1	136.0

20.2	DERIVATIVE FINANCIAL ASSETS
	Australian gold derivative contracts	27.3	—
	Salares Norte foreign currency derivative contracts	86.0	—
	Australian oil derivative contracts	—	1.0
	Ghanaian oil derivative contracts	—	0.1

	Total derivative financial assets 2	113.3	1.1
	Non-current derivative financial assets 3	(31.4)	—

	Derivative financial assets	81.9	1.1